Accumulated other comprehensive income (loss) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	$ 5,042.0	$ 5,149.6	$ 5,048.3	$ 6,176.2	$ 6,176.2
OCI			7.3		22.0
Amounts reclassified from AOCI to the unaudited interim condensed consolidated statements of operations			(9.3)		(0.7)
OCI, net of tax (note 10)	11.6	12.1	(2.0)	22.3
OCI attributable to the non-controlling interests			0.1
Net current period OCI attributable to shareholders of AQN			(1.9)		21.3
Amounts derecognized on sale of the renewable energy business					(71.6)
Ending balance	4,977.2	$ 5,126.2	4,977.2	5,126.2	5,048.3
Total
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance			31.1	81.4	81.4
Ending balance	29.2		29.2		31.1
Foreign currency cumulative translation
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance			(98.5)	(75.1)	(75.1)
OCI			(8.4)		48.5
Amounts reclassified from AOCI to the unaudited interim condensed consolidated statements of operations			0.0		(0.3)
OCI, net of tax (note 10)			(8.4)
OCI attributable to the non-controlling interests			0.1
Net current period OCI attributable to shareholders of AQN			(8.3)		48.2
Amounts derecognized on sale of the renewable energy business					(71.6)
Ending balance	(106.8)		(106.8)		(98.5)
Unrealized gain (loss) on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance			75.0	108.6	108.6
OCI			15.7		(41.4)
Amounts reclassified from AOCI to the unaudited interim condensed consolidated statements of operations			(11.0)		7.8
OCI, net of tax (note 10)			4.7
OCI attributable to the non-controlling interests			0.0
Net current period OCI attributable to shareholders of AQN			4.7		(33.6)
Amounts derecognized on sale of the renewable energy business					0.0
Ending balance	79.7		79.7		75.0
Pension and post-employment actuarial changes
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance			54.6	$ 47.9	47.9
OCI			0.0		14.9
Amounts reclassified from AOCI to the unaudited interim condensed consolidated statements of operations			1.7		(8.2)
OCI, net of tax (note 10)			1.7
OCI attributable to the non-controlling interests			0.0
Net current period OCI attributable to shareholders of AQN			1.7		6.7
Amounts derecognized on sale of the renewable energy business					0.0
Ending balance	$ 56.3		$ 56.3		$ 54.6